Bank Borrowings - Loan Facilities (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Jun. 30, 2022	Oct. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Oct. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2021 CNY (¥)
Short-term working capital loan facility
Bank Borrowings
Aggregate amount of credit facilities	$ 28,462,000	$ 40,769,000							¥ 200,000,000		¥ 300,000,000
Amount drawn/utilized from the credit facility					$ 20,228,000		$ 22,167,000	¥ 142,142,000		¥ 163,119,000
Short-term working capital loan facility | 1-year China Loan Prime Rate
Bank Borrowings
Basis spread on variable rate (as a percent)	(0.89%)	(0.82%)
10-year fixed asset loan facility
Bank Borrowings
Aggregate amount of credit facilities				$ 107,425,000								¥ 754,880,000
Term (in years)				10 years
Repayments of long-term lines of credit					1,479,000	¥ 10,390,000	0
Amount drawn/utilized from the credit facility					72,932,000		60,639,000	¥ 512,496,000		¥ 446,212,000
Capitalized interest					$ 0		$ 44,000
10-year fixed asset loan facility | 5-year China LPR
Bank Borrowings
Basis spread on variable rate (as a percent)			(0.80%)